FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 30, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Hermes Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares
Cash II Shares

Cash Series Shares

Capital Shares

Federated Hermes Tax-Free Obligations Fund

Wealth Shares

Adviser Shares

Service Shares (the “Funds”)

1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2020 that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which were electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 234 on July 28, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary